UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [X]; Amendment Number:  001

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                05/27/2008
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            91
                                         ------------
Form 13F Information Table Value Total:       293,682
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------  ------  ------   --- ---- ------- -------- ---- ------ ---
AT&T INC 	                COM	        00206R102   231	     5847   SH	       SOLE    NONE	5847
ADAMS EXPRESS CO 	        COM	        006212104  3695	   295367   SH	       SOLE    NONE	295367
ALLSTATE CORP 	                COM	        020002101   274	     5500   SH	       SOLE    NONE	5500
BANCROFT FUND LTD 	        COM	        059695106  5659	   314362   SH	       SOLE    NONE	314362
BANK OF AMERICA CORPORATION 	COM	        060505104   549	    13556   SH	       SOLE    NONE	13556
BERKSHIRE HATHAWAY INC DEL 	CL B	        084670207   608	      136   SH	       SOLE    NONE	136
BLACKROCK GLOBAL FLG INC TR 	COM	        091941104   903	    62195   SH	       SOLE    NONE	62195
BLACKROCK FL INSD MUN 2008 TRM	COM		09247H106  1280     87300   SH         SOLE    NONE	87300
BLACKROCK NY INSD MUN 2008 T	COM		09247L107  3005	    62195   SH	       SOLE    NONE	62195
BLACKROCK DIVID ACHIEVRS TM	COM		09250N107  4454    390475   SH	       SOLE    NONE	390475
BLACKROCK FLA MUN 2020 TERM	COM SHS		09250M109  1685	   131400   SH	       SOLE    NONE	131400
BLACKROCK INSD MUN TERM TR I	COM		092474105  4303	   428100   SH	       SOLE    NONE	428100
BLACKROCK MUNIYIELD QUALITY 	COM	        09254G108   242	    21900   SH	       SOLE    NONE	21900
BLACKROCK S&P QLTY RK EQ MD	SHS BEN INT	09250D109  1055	    68626   SH	       SOLE    NONE	68626
BLACKROCK STRAT DIVD ACHIEVE	COM	        09249Y107  4492	   392670   SH	       SOLE    NONE	392670
BLACKROCK INSD MUN 2008 TRM 	COM		09247K109   651	    43250   SH	       SOLE    NONE	43250
BLACKROCK MUNI N Y INTER DUR 	COM	        09255F109   133	    10500   SH	       SOLE    NONE	10500
CITIGROUP INC 	                COM	        172967101  2414	   101542   SH	       SOLE    NONE	101542
COUNTRYWIDE FINANCIAL CORP 	COM	        222372104    78	    12600   SH	       SOLE    NONE	12600
CAPITAL ONE FINL CORP 	        COM	        14040H105   203      4307   SH	       SOLE    NONE	4307
CHEVRON CORP NEW 	        COM	        166764100   942     10864   SH	       SOLE    NONE	10864
DWS MULTI MKT INCOME TR 	COM SHS	        23338L108   113	    14100   SH	       SOLE    NONE	14100
DEFINED STRATEGY FD INC	        COM	        24476Y100  5244	   295258   SH	       SOLE    NONE	295258
DIAMONDS TR 	                UNIT SER 1	252787106   208	     1650   SH	       SOLE    NONE	1650
DREMAN/CLAYMORE DIVID & INC	COM	        26153R100  1093     76061   SH	       SOLE    NONE	76061
EATON VANCE TX ADV GLBL DIV 	COM	        27828S101   217	     9375   SH	       SOLE    NONE	9375
EATON VANCE TX MGD DIV EQ IN	COM	        27828N102  6020	   389426   SH	       SOLE    NONE	389426
ELLSWORTH FUND LTD	        COM	        289074106 10313	  1339167   SH	       SOLE    NONE	1339167
EMERGING MKTS TELECOMNC FD N	COM	        290890102   271	    11812   SH	       SOLE    NONE	11812
FLAHERTY & CRMN/CLYMR PFD SE 	COM SHS	        338478100  2556	   172204   SH	       SOLE    NONE	172204
GABELLI DIVD & INCOME TR	COM	        36242H104  4319    242213   SH	       SOLE    NONE	242213
GABELLI GLOBAL MULTIMEDIA TR	COM	        36239Q109  5914    583757   SH	       SOLE    NONE	583757
GABELLI GLOBAL DEAL FD  	COM SBI	        36245G103  7552	   472178   SH	       SOLE    NONE	472178
GENERAL ELECTRIC CO 	        COM	        369604103   229	     6076   SH	       SOLE    NONE	6076
HANOVER INS GROUP INC 	        COM	        410867105   218	     5000   SH	       SOLE    NONE	5000
HEINZ H J CO 	                COM	        423074103   215	     4520   SH	       SOLE    NONE	4520
ISHARES INC	                MSCI JAPAN	464286848  3959	   319825   SH	       SOLE    NONE	319825
ISHARES TR	                MSCI EAFE IDX	464287465   646	     8930   SH	       SOLE    NONE	8930
ISHARES TR                     	S&P 100 IND FD	464287101 23702	   386343   SH	       SOLE    NONE	386343
ISHARES TR 	                S&P NATL MUN B	464288414 14718	   147273   SH         SOLE    NONE	147273
JP MORGAN CHASE & CO 	        COM	        46625H100   310	     6600   SH	       SOLE    NONE	6600
JOHNSON & JOHNSON 	        COM	        478160104   329	     5000   SH	       SOLE    NONE	5000
LATIN AMERN DISCOVERY FD INC 	COM	        51828C106   289	    10488   SH	       SOLE    NONE	10488
LIBERTY ALL STAR EQUITY FD	SH BEN INT	530158104  2195	   343526   SH	       SOLE    NONE	343526
LINCOLN NATL CORP IND	        COM	        534187109   386	     7098   SH	       SOLE    NONE	7098
LOEWS CORP 	                COM	        540424108  1508	    36000   SH	       SOLE    NONE	36000
MCDONALDS CORP           	COM	        580135101   219	     3850   SH	       SOLE    NONE     3850
MERCK & CO INC 	                COM	        589331107   353	     9200   SH	       SOLE    NONE	9200
MFS CHARTER INCOME TR          	SHS BEN INT	552727109  6880	   836921   SH	       SOLE    NONE	836921
MFS INTER INCOME TR             SHS BEN INT	55273C107 20530	  3227675   SH	       SOLE    NONE	3227675
MICROSOFT CORP	                COM	        594918104   352	    12000   SH	       SOLE    NONE	12000
MONEYGRAM INTL INC 	        COM	        60935Y109    49	    26600   SH	       SOLE    NONE	26600
MORGAN STANLEY ASIA PAC FD I	COM	        61744U106  5057	   279876   SH	       SOLE    NONE	279876
MORGAN STANLEY HIGH YIELD FD	COM	        61744M104   248	    46500   SH	       SOLE    NONE	46500
MORGAN STANLEY QULTY 	        MUN SECS	61745P585   230	    17550   SH	       SOLE    NONE	17550
NUVEEN EQTY PRM OPPORTUNITYF	COM	        6706EM102  3173	   207037   SH	       SOLE    NONE	207037
NUVEEN EQUITY PREM & GROWTH	COM	        6706EW100  2364	   147720   SH	       SOLE    NONE	147720
NUVEEN FLA QUALITY INCOME MU   	COM	        670978105  3515	   279850   SH	       SOLE    NONE	279850
NUVEEN MULTI STRAT INC & GR	COM SHS	        67073D102   233	    22263   SH	       SOLE    NONE	22263
NUVEEN MUN VAL FD INC	        COM	        670928100   164	    16500   SH	       SOLE    NONE	16500
NUVEEN NY MUN VALUE FD          COM	        67062M105   794	    84150   SH	       SOLE    NONE	84150
NUVEEN PREM INCOME MUN FD      	COM	        67062T100   152	    11500   SH	       SOLE    NONE	11500
NUVEEN SELECT MAT MUN FD 	SH BEN INT	67061T101   577	    58900   SH	       SOLE    NONE	58900
NUVEEN SELECT TAX FREE INCOME  	SH BEN INT	67063C106  2393	   173536   SH	       SOLE    NONE	173536
OLD REP INTL CORP 	        COM	        680223104   163     11875   SH	       SOLE    NONE	11875
PHARMACEUTICAL HLDRS TR        	DEPOSITORY RCPT	71712A206  7309	   104800   SH	       SOLE    NONE	104800
PIONEER TAX ADVANTAGE BALANC	COM	        723761102  5968	   501107   SH	       SOLE    NONE	501107
PLUM CREEK TIMBER CO INC	COM	        729251108   241	     5850   SH	       SOLE    NONE	5850
POWERSHARES EFT TRUST          	FTSE RAFI 1000	73935X583  9165    174519   SH	       SOLE    NONE	174519
PROVIDENT ENERGY TR 	        TR UNIT	        74386K104   112	    10500   SH	       SOLE    NONE	10500
PUTNAM MANAGED MUN INCM TR     	COM 	        746823103  4445	   637651   SH         SOLE    NONE	637651
PUTNAM MASTER INTER INCOME T   	SH BEN INT	746909100  3583	   580712   SH         SOLE    NONE	580712
PUTNAM MUN OPPORTUNITES TR     	SH BEN INT	746922103  9320	   848070   SH         SOLE    NONE	848070
PUTNAM PREMIER INCOME TR       	SH BEN INT	746853100 11760	  1937628   SH         SOLE    NONE	1937628
SOVEREIGN BANCORP INC 	        COM	        845905108   157     15965   SH         SOLE    NONE	15965
SPDR TR                        	UNIT SER 1	78462F103  4847	    36677   SH         SOLE    NONE	36677
SUNAMERICA FCSED ALPHA GRW F	COM	        867037103  9784	   634769   SH         SOLE    NONE	634769
SUNAMERICA FOCUSE ALPHA LC F	COM	        867038101  4706    291038   SH         SOLE    NONE	291038
TRI CONTL CORP                	COM	        895436103 16320	   936365   SH         SOLE    NONE	936365
VAN KAMPEN DYNAMIC CR OPPORT	COM	        921166104  6906	   470382   SH         SOLE    NONE	470382
VAN KAMPEN TR INVT GRADE MUN    COM	        920929106   512	    37138   SH	       SOLE    NONE	37138
VAN KAMPEN BD FD               	COM	        920955101   985	    57800   SH	       SOLE    NONE	57800
VERIZON COMMUNICATIONS 	        COM	        92343V104   255	     6750   SH	       SOLE    NONE	6750
WESTERN ASSET CLAYMORE US TR   	COM SH BEN INT	95766Q106  1586	   132250   SH	       SOLE    NONE	132250
WSTRN ASSET/CLYMR US TR INF     COM	        95766R104  5755	   480786   SH	       SOLE    NONE	480786
WESTERN ASSET EMRG MKT DEBT	COM	        95766A101  7674	   441220   SH         SOLE    NONE	441220
WESTERN ASSET 2008 WW DRL GO   	COM	        95766W103  4423	   430655   SH         SOLE    NONE	430655
WESTERN ASSET HIGH INCM FD I  	COM	        95766H106   204	    23900   SH         SOLE    NONE	23900
WESTERN ASSET HIGH INCM OPP	COM	        95766K109   204	    35920   SH         SOLE    NONE	35920
WESTERN ASSET MN PRT FD INC	COM	        95766P108   635	    50061   SH	       SOLE    NONE	50061
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